TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 8,280	$ 2,210
Deferred revenues	6,598	5,764
Temporary differences	5,216	5,881
Unrealized losses on marketable securities	132	7
Intangible assets		36
Deferred tax assets before valuation allowance	20,226	13,898
Valuation allowance	(5,121)	(1,495)
Net deferred tax asset	15,105	12,403
Intangible assets, including goodwill	(5,646)	(2,997)
Depreciable assets	(2,008)	(1,989)
Deferred tax liability	(7,654)	(4,986)
Net deferred tax assets	$ 7,451	$ 7,417